CONVERTIBLE NOTES (Details) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 04, 2015	Aug. 06, 2014	Jun. 30, 2014
Debt Instrument [Line Items]
Convertible notes and debenture	$ 4,350,000
Unamortized discounts			$ (20,000)	$ (25,000)
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible notes and debenture	3,352,199	$ 1,455,000			$ 366,296
Unamortized discounts	(2,770,210)	(415,467)			(121,059)
Accrued interest	65,281	26,989			0
Premium, net	351,819	727,853			27,187
Convertible notes, net	$ 999,089	$ 1,794,375			$ 272,424